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                      SUPPLEMENT DATED OCTOBER 2, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

DWS Variable Series II-DWS Dreman Small Mid Cap Value VIP (formerly, DWS Variable Series II-DWS Dreman Small Cap Value VIP)

Effective on or about November 3, 2006, DWS Variable Series II-DWS Dreman Small Cap Value VIP will change its name to DWS Variable Series II-DWS Dreman Small Mid Cap Value VIP. All references in the prospectus to DWS Variable Series II-DWS Dreman Small Cap Value VIP are revised accordingly.

Payment Protection with Commutation Immediate and Deferred Variable Annuity
Rider

In the "Examples" provision of the "Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider" section of the prospectus, the reference to "$102,801" in the narrative after the second table should be revised to read "$103,363."